Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2020	Dec. 31, 2019		Jun. 30, 2019
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	$ 100,823	$ (144,290)	[1]	$ 28,070	[1]	$ 20,602	[1]	$ (43,467)	$ 103,641	[1]	$ 48,672
Reallocate reserve to retained earnings upon disposal of LTIs								30
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period	(97,081)	47,209		(91,554)		(112,156)		47,209	(63,484)		(112,156)
Unrealized gain (loss) on LTIs	100,823	(144,290)		28,070		20,602			103,642
Reallocate reserve to retained earnings upon disposal of LTIs	(26)								7,051
Long-term investment revaluation reserve at end of period	3,716	(97,081)		(63,484)		(91,554)		3,716	47,209		(63,484)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period	(97,081)	57,062		(91,509)		(112,156)		57,062	(61,483)		(112,156)
Unrealized gain (loss) on LTIs	105,521	(154,143)		30,026		20,647			111,264
Reallocate reserve to retained earnings upon disposal of LTIs	(30)								7,281
Long-term investment revaluation reserve at end of period	8,410	(97,081)		(61,483)		(91,509)		8,410	57,062		(61,483)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(9,853)		(45)				(9,853)	(2,001)
Unrealized gain (loss) on LTIs	(4,698)	$ 9,853		(1,956)		(45)			(7,622)
Reallocate reserve to retained earnings upon disposal of LTIs	4								(230)
Long-term investment revaluation reserve at end of period	$ (4,694)			$ (2,001)		$ (45)		$ (4,694)	$ (9,853)		$ (2,001)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.